Fair Value Measurements - Summary of Changes in Level 3 Financial Instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Fair Value Disclosures [Abstract]
Beginning balance, fair value	$ 0
Contingent consideration from acquisition	388
Ending balance, fair value	$ 388